UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

Pinnacle Focused Opportunities ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2025 Pinnacle Focused Opportunities ETF Ticker: FCUS (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Pinnacle Focused Opportunities ETF (the "Fund") for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.pinnacleetfs.com/fcus/. You can also request this information by contacting us at (844) 466-6723 or by writing to the Pinnacle Focused Opportunities ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pinnacle Focused Opportunities ETF	$35	0.79%

Key Fund Statistics

(as of May 31, 2025)

Fund Size (thousands)	$33,931
Number of Holdings	31
Total Advisory Fee Paid	$153,998
Portfolio Turnover Rate	302%

Sector Breakdown
(% of Total Net Assets)

Cash & Cash Equivalents
24.7%
Technology
18.8%
Communications
15.2%
Consumer, Non-cyclical
11.5%
Consumer, Cyclical
9.6%
Industrial
9.5%
Utilities
6.3%
Financial
2.5%
Energy
1.9%

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 4.23%	24.6
Dutch Bros, Inc. - Class A	3.4
Sprouts Farmers Market, Inc.	3.3
ROBLOX Corp. - Class A	3.3
Palantir Technologies, Inc. - Class A	3.3
Spotify Technology SA	3.3
Bridgebio Pharma, Inc.	3.3
Bloom Energy Corp. - Class A	3.2
Robinhood Markets, Inc. - Class A	3.2
Netflix, Inc.	3.2

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.pinnacleetfs.com/fcus/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

May 31, 2025 (Unaudited)

Tidal Trust II

Pinnacle Focused Opportunities ETF                    | FCUS         | NYSE Arca, Inc.

Pinnacle Focused Opportunities ETF

Schedule of Investments	Pinnacle Focused Opportunities ETF
May 31, 2025 (Unaudited)

COMMON STOCKS - 75.3%	Shares	Value
Aerospace & Defense - 4.4%
Howmet Aerospace, Inc.	4,993	$848,261
Rocket Lab Corp. (a)	23,840	638,674
		1,486,935

Agriculture - 2.5%
Philip Morris International, Inc.	4,662	841,911

Apparel - 1.8%
Tapestry, Inc.	7,977	626,593

Biotechnology - 3.3%
Bridgebio Pharma, Inc. (a)	32,351	1,108,022

Computers - 2.0%
Okta, Inc. - Class A (a)	6,572	678,033

Diversified Financial Services - 2.5%
CME Group, Inc. – Class A	2,896	836,944

Electric – 4.4%
Exelon Corp.	14,478	634,426
WEC Energy Group, Inc.	7,762	833,949
		1,468,375

Environmental Control – 1.9%
Republic Services, Inc.	2,505	644,511

Food – 3.3%
Sprouts Farmers Market, Inc. (a)	6,552	1,132,579

Gas – 1.9%
National Fuel Gas Co.	7,799	643,729

Internet – 15.2%
Hims & Hers Health, Inc. – Class A (a)	14,848	839,803
Netflix, Inc. (a)	896	1,081,678
Robinhood Markets, Inc. – Class A (a)	16,379	1,083,471
Spotify Technology SA (a)	1,672	1,112,114
VeriSign, Inc.	3,799	1,035,113
		5,152,179

Machinery – Construction & Mining – 3.2%
Bloom Energy Corp. – Class A (a)	59,278	1,094,865

Oil & Gas – 1.9%
Expand Energy Corp.	5,505	639,296

Pharmaceuticals – 2.4%
McKesson Corp.	1,147	825,278

Retail – 7.8%
BJ’s Wholesale Club Holdings, Inc. (a)	5,477	620,051
Carvana Co. – Class A (a)	2,707	885,622
Dutch Bros, Inc. – Class A (a)	15,926	1,149,857
		2,655,530

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Pinnacle Focused Opportunities ETF
May 31, 2025 (Unaudited)

Software – 16.8%
AppLovin Corp. – Class A (a)	2,293	901,149
Doximity, Inc. – Class A (a)	12,234	637,269
IonQ, Inc. (a)	13,411	541,000
MicroStrategy, Inc. – Class A (a)	2,030	749,192
Palantir Technologies, Inc. – Class A (a)	8,570	1,129,355
ROBLOX Corp. – Class A (a)	12,995	1,130,305
Take-Two Interactive Software, Inc. (a)	2,780	629,058
		5,717,328
TOTAL COMMON STOCKS (Cost $20,879,385)		25,552,108

SHORT-TERM INVESTMENTS – 24.6%
Money Market Funds – 24.6%
First American Government Obligations Fund – Class X, 4.23% (b)	8,358,001	8,358,001
TOTAL SHORT-TERM INVESTMENTS (Cost $8,358,001)		8,358,001

TOTAL INVESTMENTS – 99.9% (Cost $29,237,386)		33,910,109
Other Assets in Excess of Liabilities – 0.1%		20,930
TOTAL NET ASSETS – 100.0%		$33,931,039

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	Pinnacle Focused Opportunities ETF
May 31, 2025 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$33,910,109
Interest receivable	28,413
Dividends receivable	14,554
Total assets	33,953,076

LIABILITIES:
Payable to adviser (Note 4)	22,037
Total liabilities	22,037
NET ASSETS	$33,931,039

NET ASSETS CONSISTS OF:
Paid-in capital	$34,310,263
Total accumulated losses	(379,224)
Total net assets	$33,931,039

Net assets	$33,931,039
Shares issued and outstanding(a)	1,375,000
Net asset value per share	$24.68

COST:
Investments, at cost	$29,237,386

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations	Pinnacle Focused Opportunities ETF

For the Six-Months Ended May 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$57,433
Interest income	52,499
Total investment income	109,932

EXPENSES:
Investment advisory fee (Note 4)	153,998
Total expenses	153,998
NET INVESTMENT LOSS	(44,066)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,278,180)
Net realized gain (loss)	(4,278,180)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,649,252)
Net change in unrealized appreciation (depreciation)	(6,649,252)
Net realized and unrealized gain (loss)	(10,927,432)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(10,971,498)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Pinnacle Focused Opportunities ETF

	Six-Months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
OPERATIONS:
Net investment income (loss)	$(44,066)	$(65,312)
Net realized gain (loss)	(4,278,180)	5,217,480
Net change in unrealized appreciation (depreciation)	(6,649,252)	9,175,410
Net increase (decrease) in net assets from operations	(10,971,498)	14,327,578

DISTRIBUTIONS TO SHAREHOLDERS:
From capital gains	(243,972)	—
Return of capital	(4,102,541)	—
Total distributions to shareholders	(4,346,513)	—

CAPITAL TRANSACTIONS:
Subscriptions	10,253,307	15,211,290
Redemptions	(6,666,710)	(1,910,237)
Net increase (decrease) in net assets from capital transactions	3,586,597	13,301,053

NET INCREASE (DECREASE) IN NET ASSETS	(11,731,414)	27,628,631

NET ASSETS:
Beginning of the period	45,662,453	18,033,822
End of the period	$33,931,039	$45,662,453

SHARES TRANSACTIONS
Subscriptions	375,000	575,000
Redemptions	(300,000)	(75,000)
Total increase (decrease) in shares outstanding	75,000	500,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Pinnacle Focused Opportunities ETF
For a share outstanding throughout the periods presented

	Six-Months ended May 31, 2025 (Unaudited)	Year ended November 30,2024		Period ended November 30, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$35.12	$22.54		$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.06)		(0.03)
Net realized and unrealized gain (loss) on investments€	(7.19)	12.64		2.57
Total from investment operations	(7.22)	12.58		2.54

LESS DISTRIBUTIONS FROM:
Return of capital	(3.04)	—		—
Net realized gains	(0.18)	—		—
Total distributions	(3.22)	—		—
Net asset value, end of period	$24.68	$35.12		$22.54

TOTAL RETURN(d)	-22.38%	55.82%		12.71%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$33,931	$45,662		$18,034
Ratio of expenses to average net assets(e)	0.79%	0.79%		0.79%
Ratio of tax expenses to average net assets(e)	—%	0.00	%(f)	0.00	%(f)
(Ratio of net investment income (loss) to average net assets(e)	(0.23)%	(0.21)%		(0.13)%
Portfolio turnover rate(d)(g)	302%	493%		441%

(a)	Inception date of the Fund was December 29, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

May 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The Pinnacle Focused Opportunities ETF (the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”) . Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Pinnacle Family Advisors, LLC (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 29, 2022.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

May 31, 2025 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$25,552,108	$—	$—	$25,552,108
Money Market Funds	8,358,001	—	—	8,358,001
Total Investments	$33,910,109	$—	$—	$33,910,109

Refer to the Schedule of Investments for industry classifications.

B.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of May 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

May 31, 2025 (Unaudited)

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Models and Data Risk. The Fund’s portfolio is heavily dependent on proprietary investment models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete.

B.	Sector Risk. At times, based on the Sub-Adviser’s model, the Fund may increase the relative emphasis of its investments in particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

C.	Equity Market Risk. By virtue of the Fund’s investments in equity securities, equity ETFs, and equity index futures agreements, the Fund is exposed to equity securities both directly and indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

May 31, 2025 (Unaudited)

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.79%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended May 31, 2025 are disclosed in the Statement of Operations.

The Sub -Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub -Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of the Fund’s expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023- 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

May 31, 2025 (Unaudited)

The Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended May 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $111,504,663 and $126,273,370, respectively.

For the six-months ended May 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six- months ended May 31, 2025, in-kind transactions associated with creations and redemptions for the Fund were $10,441,533 and $4,831,506, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended May 31, 2025 (estimated) and prior fiscal year ended November 30, 2024, were as follows:

Distributions paid from:	May 31, 2025	November 30, 2024
Capital Gains	$243,972	$—
Return of Capital	4,102,541	—

As of the prior fiscal year ended November 30, 2024, the components of distributable earnings on a tax basis were as follows:

Investments, at cost(a)	$34,362,066
Gross tax unrealized appreciation	11,761,487
Gross tax unrealized depreciation	(445,910)
Net tax unrealized appreciation (depreciation)	11,315,577
Undistributed ordinary income (loss)	3,379,242
Undistributed long-term capital gain (loss)	243,968
Total distributable earnings	3,623,210
Other accumulated gain (loss)	—
Total distributable earnings	$14,938,787

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to the treatment of wash sales.

Net capital losses incurred after October 31 (post- October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year.

As of the prior fiscal year ended November 30, 2024, the Fund did not elect to defer any post-October losses or late-year losses.

As of the prior fiscal year ended November 30, 2024, the Fund did not have long-term capital loss carryovers and used $1,106,926 of short-term capital loss carryovers.

Notes to the Financial Statements	Pinnacle Focused Opportunities ETF

May 31, 2025 (Unaudited)

NOTE 8 – SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at the meetings held between August 12-13, 2024, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of the renewal of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Pinnacle Focused Opportunities ETF (the “Pinnacle ETF” or the “Fund”); and

●	a Sub-Advisory Agreement between the Adviser and Pinnacle Family Advisors, LLC (“Pinnacle” or the “Sub-Adviser”) with respect to the Pinnacle ETF (the Sub-Advisory Agreement together with the Advisory Agreement, referred to as the “Agreements”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meetings, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services provided and the profits realized by the Adviser and Sub-Adviser from services to be provided to the Fund, including any fall-out benefits; (iii) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflect these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held on August 12 and August 13, 2024. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meetings, and the Adviser’s oral presentations and any other information that the Board received at the meetings and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services Provided. The Trustees considered the nature, extent and quality of services provided under the Advisory Agreement and Sub-Advisory Agreement. In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board considered the investment performance of the Fund. The Board noted the Fund’s performance against its respective benchmark index. In this regard, the Board considered that the Fund was relatively new and had not been in operation for a sufficient time period to establish a meaningful track record. After considering all of the information, the Board concluded that the performance of the Fund was satisfactory.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that while the Fund was profitable to the Adviser, the fees had not been, and currently were not, excessive, and the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business. The Board also reviewed the sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Fund. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that Pinnacle was acting as the sponsor of the Pinnacle ETF, and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board also considered that there are additional parties not named above who also share in the economic responsibilities for certain series of the Trust. The Board considered that pursuant to these arrangements, if fund expenses, including payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the sub-advisory fee for the Fund was reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the respective sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Fund; and (c) agreed to approve renewal of the Advisory Agreement and Sub-Advisory Agreement for a term of one year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not appllicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	August 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	August 8, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 8, 2025

* Print the name and title of each signing officer under his or her signature.